Notes Payable, Related Party Notes Payable, Convertible Bridge Loans Payable, Revenue Financing Arrangements (Details 2) - USD ($)	1 Months Ended	6 Months Ended
	Mar. 27, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate	1.00%
Convertible Bridge Loans Payable		$ 100,000	$ 2,202,664	$ 2,202,664
Principal amount	$ 272,020
Convertible Bridge Loans Payable 1 [Member]
Interest Rate		4.00%
Convertible Bridge Loans Payable		$ 100,000	100,000	100,000
Principal amount		$ 100,000
Convertible Bridge Loans Payable 2 [Member]
Interest Rate		12.00%
Convertible Bridge Loans Payable			39,388	39,388
Principal amount		$ 39,388
Stock issued for conversion of debt, shares		59,694
Convertible Bridge Loans Payable 2 [Member] | Principal
Stock issued for conversion of debt		$ 39,388
Convertible Bridge Loans Payable 2 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 5,973
Convertible Bridge Loans Payable 3 [Member]
Interest Rate		12.00%
Convertible Bridge Loans Payable			164,307	164,307
Principal amount		$ 164,307
Stock issued for conversion of debt, shares		249,013
Convertible Bridge Loans Payable 3 [Member] | Principal
Stock issued for conversion of debt		$ 164,307
Convertible Bridge Loans Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 24,916
Convertible Bridge Loans Payable 4 [Member]
Interest Rate		12.00%
Convertible Bridge Loans Payable			391,361	391,361
Principal amount		$ 391,361
Maturity Date		Aug. 26, 2020
Stock issued for conversion of debt, shares		435,184
Convertible Bridge Loans Payable 4 [Member] | Principal
Stock issued for conversion of debt		$ 391,361
Convertible Bridge Loans Payable 4 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 43,823
Convertible Bridge Loans Payable 5 [Member]
Interest Rate		9.00%
Convertible Bridge Loans Payable			20,000	20,000
Principal amount		$ 20,000
Stock issued for conversion of debt, shares		41,336
Convertible Bridge Loans Payable 5 [Member] | Principal
Stock issued for conversion of debt		$ 20,000
Convertible Bridge Loans Payable 5 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 10,096
Convertible Bridge Loans Payable 6 [Member]
Interest Rate		12.00%
Convertible Bridge Loans Payable			795,137	795,137
Principal amount		$ 795,137
Maturity Date		Aug. 26, 2020
Stock issued for conversion of debt, shares		884,174
Convertible Bridge Loans Payable 6 [Member] | Principal
Stock issued for conversion of debt		$ 795,137
Convertible Bridge Loans Payable 6 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 89,037
Convertible Bridge Loans Payable 7 [Member]
Interest Rate		12.00%
Convertible Bridge Loans Payable			$ 692,471	$ 692,471
Principal amount		$ 692,471
Maturity Date		Aug. 26, 2020
Stock issued for conversion of debt, shares		770,012
Convertible Bridge Loans Payable 7 [Member] | Principal
Stock issued for conversion of debt		$ 692,471
Convertible Bridge Loans Payable 7 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 77,541